BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2018
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

3.            BUSINESS ACQUISITIONS

Acquisition of Beijing Hengda Youshi Education Development Co., Ltd. ("BJ Hengda")

On May 2, 2018, the Group acquired 100% equity interests in BJ Hengda for a total cash consideration of $945. BJ Hengda operates a kindergarten in Beijing with well-known international teaching team would allow the Group expand its services. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	310
Other current assets	50
Property, plant and equipment, net	535	5 - 10 years
Intangible asset:
Student base	104	4 years
Other current liabilities	(361)
Deferred tax liabilities	(26)
Goodwill	333

Total	945

The results of operations attributable to BJ Hengda are included in the consolidated statement of operations beginning on May 2, 2018, which included net revenue of $481 and pre-tax net loss of $748.

Acquisition of Shandong Buladun Education Information Consultation Co., Ltd. ("Shandong Buladun")

On May 1, 2018, the Group acquired 80% equity interests in Shandong Buladun for a total cash consideration of $4,575. Shandong Buladun operates four kindergartens in Shandong Province. The acquisition was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition. As of December 31, 2018, consideration payable at $1,232 remained outstanding.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	134
Other current assets	21
Property, plant and equipment, net	1,819	5 - 8 years
Intangible asset:
Student base	942	4 years
Other current liabilities	(3,927)
Deferred tax liabilities	(236)
Non-controlling interest	(915)
Goodwill	6,737

Total	4,575

The results of operations attributable to Shandong Buladun are included in the consolidated statement of operations beginning on May 1, 2018, which included net revenue of $2,393 and pre-tax net income of $958.

Acquisition of Shanghai Peidi Culture Communication Co., Ltd. (“Shanghai Peidi ”) and Shanghai Jingdepu Education School (“Shanghai Jingdepu“)

On July 1, 2018, the Company acquired 80% equity interest in Shanghai Peidi and 100% equity interest of Shanghai Jingdepu for a total cash consideration of $4,197. Shanghai Peidi and Shanghai Jingdepu operate two kindergartens in Shanghai. The transaction was considered a business acquisition and was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition. As of December 31, 2018, consideration payable at $678 remained outstanding.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Other current assets	1,477
Property, plant and equipment, net	32	4 - 8 years
Deferred tax assets	123
Intangible assets:
Student base	865	4 years
Trademark	305	5 years
Other current liabilities	(1,144)
Deferred tax liabilities	(302)
Non-controlling interest	(1,431)
Goodwill	4,272

Total	4,197

The results of operations attributable to Shanghai Peidi and Shanghai Jingdepu are included in the consolidated statement of operations beginning on July 1, 2018, which included net revenue of $1,781 and pre-tax net income of $257.

As part of this acquisition, the non-controlling shareholder also received a put option to sell its entire non-controlling interest of Shanghai Peidi to the Company based on multiple of Shanghai Peidi's net profit (excluding non-recurring items) at the year when option is exercised. The non-controlling interest has been recorded as a redeemable non-controlling interest presented in the mezzanine of the consolidated balance sheets at an initial amount of $1,431 estimated by the management with the assistance from an independent appraiser. Subsequently, the non-controlling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interest’s share of net income or loss or (2) the expected redemption value. The accreted amount to the expected redemption value of $169 was recorded to retained earnings for the year ended December 31, 2018.

Acquisition in Digital Knowledge World Co. Ltd. (“DKW”)

On September 1, 2018, the Company acquired 90% equity interest in DKW for a total cash consideration of $17,130. DKW operates three international kindergartens in Beijing.  The transaction was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	4,773
Other current assets	4,013
Property, plant and equipment, net	1,322	5 years
Intangible assets:
Student base	1,721	4 years
Trademark	1,062	5 years
Other current liabilities	(7,235)
Deferred tax liabilities	(696)
Non-controlling interest	(1,523)
Goodwill	13,693
Total	17,130

The results of operations attributable to DKW are included in the consolidated statement of operations beginning on August 1, 2018, which included net revenue of $3,493 and pre-tax net income of $463.

The following summary of unaudited pro forma result of operations for the year ended December 31, 2018 was presented with the assumption that the acquisitions during the year ended December 31, 2018 occurred as of January 1, 2017. These pro forma results do not purport to be indicative of the results of operations which would have resulted had these acquisitions occurred as of December 31, 2017, nor are they indicative of future operating results.

	Years ended December 31,
	2017	2018

Pro forma net revenue	154,124	165,309
Pro forma net income attributable to RYB Education, Inc.	9,442	380
Pro forma net income per ordinary share-basic	0.38	0.01
Pro forma net income per ordinary share- diluted	0.36	0.01